Cash and balances with the Central Bank (Tables)	12 Months Ended
Dec. 31, 2018
Cash and balances with the Central Bank
Schedule of breakdown by type of balances of cash and balances with the Central Bank

	12/31/2017	12/31/2018

Cash	21,538	25,080
Central Bank compulsory deposits	28,094	28,094
Deposits in the Central Bank	8,034	2,110
Accrued interest	21	26
	57,687	55,310